Note 13 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
(Dollar amounts in thousands)	2022	2021

Current payable	$3,544	$4,466
Deferred	(324)	(401)

Total provision	$3,220	$4,065

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
(Dollar amounts in thousands)	2022	2021

Deferred tax assets:
Allowance for loan and lease losses	$2,921	$3,012
Supplemental retirement plan	932	608
Investment security basis adjustment	18	18
Nonaccrual interest income	319	350
Accrued compensation	328	293
Deferred origination fees, net	26	-
Net unrealized loss on AFS securities	5,886	-
Lease liability	952	1,161
Acquisition fair value adjustments	728	-
Net operating losses	366	-
Other	252	-
Gross deferred tax assets	12,728	5,442

Deferred tax liabilities:
Premises and equipment	1,123	632
Net unrealized gain on AFS securities	-	920
Net unrealized gain on equity securities	48	85
FHLB stock dividends	242	139
Intangibles	474	450
Mortgage servicing rights	435	114
Deferred origination fees, net	-	34
Acquisition fair value adjustments	-	249
Right of use assets	928	1,126
Other	24	-
Gross deferred tax liabilities	3,274	3,749

Net deferred tax assets	$9,454	$1,693

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
(Dollar amounts in thousands)	2022		2021
		% of		% of
		Pretax		Pretax
	Amount	Income	Amount	Income

Provision at statutory rate	$3,967	21.0%	$4,766	21.0%
Tax-exempt income	(893)	(4.7)%	(703)	(3.1)%
Nondeductible interest expense	5	-%	-	-%
Nondeductible acquisition expense	175	0.9%	-	-%
Other	(34)	(0.2)%	2	-%

Actual tax expense and effective rate	$3,220	17.0%	$4,065	17.9%